Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	International General Insurance Holdings Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001794338
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-39255